SBA LOAN PAYABLE (Details Narrative) - EIDL Loan [Member] - USD ($)	Jul. 08, 2020	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Proceeds from loan	$ 150,000
Debt interest rate	3.75%
Note payable amount		$ 150,000	$ 150,000